BORROWINGS	12 Months Ended
Dec. 31, 2024
BORROWINGS
BORROWINGS

13. BORROWINGS

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Short‑term borrowings	290,450	288,280
Total	290,450	288,280

As of December 31, 2023 and 2024, the contractual maturities of the borrowings are all within one year.

In September 2023, Beike Technology Co., Ltd. entered into a RMB277.8 million 267-day short-term borrowing contract with a bank at a fixed borrowing rate of 3.35%. RMB43.3 million, RMB47.8 million and RMB186.7 million were scheduled to be paid off on February 29, 2024, March 31, 2024 and June 21, 2024, respectively. The borrowing was fully paid off upon maturity in 2024.

In December 2023, Tianjin Lianjia Baoye Real Estate Brokerage Co., Ltd. entered into a RMB12.7 million 363-day short-term borrowing contract with a bank at a fixed borrowing rate of 3.30%. RMB3.2 million and RMB9.5 million were scheduled to be paid off on June 30, 2024 and December 25, 2024, respectively. The borrowing was fully paid off upon maturity in 2024.

In January 2024, Beike Technology Co., Ltd. entered into a RMB222.2 million 365-day short-term borrowing contract with a bank at a fixed borrowing rate of 3.00%. RMB23.3 million, RMB3.9 million, RMB22.8 million, RMB23.3 million and RMB148.9 million are scheduled to be paid off on March 31, 2024, June 30, 2024, July 12, 2024, September 30,2024 and January 11, 2025, respectively. As of December 31, 2024, RMB148.9 million was still outstanding.

13. BORROWINGS (CONTINUED)

In January 2024, Tianjin Lianjia Baoye Real Estate Brokerage Co., Ltd. entered into a RMB10.2 million 365-day short-term borrowing contract with a bank at a fixed borrowing rate of 3.00%. RMB1.7 million and RMB8.5 million are scheduled to be paid off on July 18, 2024 and January 18, 2025, respectively. As of December 31, 2024, RMB8.5 million was still outstanding.

In May 2024, Beike Technology Co., Ltd. entered into a RMB53.0 million 359-day short-term borrowing contract with a bank at a fixed borrowing rate of 2.83%. RMB8.8 million, RMB8.9 million and RMB35.3 million are scheduled to be paid off on June 30, 2024, December 31, 2024 and May 25, 2025, respectively. As of December 31, 2024, RMB35.3 million was still outstanding.

In June 2024, Beike Technology Co., Ltd. entered into a RMB186.7 million 358-day short-term borrowing contract with a bank at a fixed borrowing rate of 2.83%. RMB43.3 million, RMB47.8 million, RMB47.8 million and RMB47.8 million are scheduled to be paid off on August 31, 2024, September 30, 2024, March 21, 2025 and June 21, 2025, respectively. As of December 31, 2024, RMB95.6 million was still outstanding.